INCOME TAXES (Schedule of Components of Deferred Income Tax Expense (Benefit)) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)		(62,942,286)	(33,558,246)	(5,180,693)
Increase/(decrease) in the valuation allowance for deferred tax assets		91,594,177	80,137	(247,081)
Deferred income tax expense/(benefit)	$ 4,732,956	28,651,891	(33,478,109)	(5,427,774)